ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

August 11, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Alambic Small Cap Growth Plus Fund and Alambic Small Cap Value Plus Fund (the “Funds”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on changes in the risk/return summary information contained in the definitive Prospectus for the Funds, as filed on December 29, 2016 (SEC Accession No. 0001398344-16-022171) and the supplement, as filed on August 2, 2017 (SEC Accession No. 0001398344-17-009432).

Please contact me at 513.587.3451 with any questions. Thank you.

Sincerely,

/s/ Frank L. Newbauer
Frank L. Newbauer
Secretary